Investment Strategy	May 01, 2026
Roundhill Bitcoin Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Bitcoin ETF Options (“Bitcoin ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETFs. The Fund does not invest directly in bitcoin.

The Bitcoin ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, a Bitcoin ETF or an index of Bitcoin ETFs) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of one or more Bitcoin ETFs, it will primarily derive its exposure to Bitcoin ETFs through Bitcoin ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to a Bitcoin ETF. The Fund’s synthetic exposure to Bitcoin ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of a Bitcoin ETF or an index of Bitcoin ETFs. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETFs through the purchase of Bitcoin ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETFs through the sale of put Bitcoin ETF Options (“Bitcoin ETF Put Options”). As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Bitcoin ETF Call Options and sold Bitcoin ETF Put Options generally provide exposure to price returns of the Bitcoin ETF(s) both on the upside and downside.

As the primary means by which the Fund intends to generate income, the Fund will sell Bitcoin ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETFs beyond a certain point. If the value of the Bitcoin ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Bitcoin ETFs appreciates in value beyond the strike price of one or more of the Bitcoin ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETFs and the sold Bitcoin ETF Call Options) will limit the Fund’s participation in gains of the Bitcoin ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETFs into current income. It is expected that the Bitcoin ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of one or more Bitcoin ETFs. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Bitcoin ETF Options.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Bitcoin ETFs

The Bitcoin ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Bitcoin ETF’s assets consist primarily of bitcoin. The Bitcoin ETFs seek to generally reflect the performance of the price of bitcoin. The Bitcoin ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Bitcoin ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Bitcoin ETFs. The Bitcoin ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETFs.

Additional Information about the Bitcoin ETF Index

The Cboe Bitcoin U.S. ETF Index (CBTX) is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETFs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) Options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Roundhill China Magnificent Seven ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”), as determined by the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”). The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including ADRs and derivatives on ADRs) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements and forward contracts) will be valued at their notional value.

In determining which companies are properly classified as the Chinese Magnificent Seven, the Adviser uses a proprietary methodology that incorporates both quantitative and qualitative elements. The initial selection universe is composed of the 100 largest Chinese equity securities according to market capitalization. The Adviser narrows the universe by applying quantitative screens (based upon a security’s market capitalization and average daily trading volume) and qualitative screens (based on the Adviser’s proprietary assessment of each company’s degree of technological innovation) to classify seven issuers as the Chinese Magnificent Seven. The Fund seeks equally-weighted exposure to each of the Chinese Magnificent Seven, with such weighting being rebalanced on a quarterly basis.

To the extent that the Fund utilizes swap agreements and/or forward contracts to provide exposure to the Chinese Magnificent Seven, the Fund may invest in U.S. government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds to collateralize such positions.

Some of the ADRs to which the Fund will have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.”

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Meme Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of meme stocks. Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Fund’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. Meme stocks are highly speculative and volatile. If purchases or sales are timed incorrectly, investments in meme stocks can lead to substantial losses.

Accordingly, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), in determining which stocks are properly defined as “Meme Stocks” and are thus eligible for inclusion in the Fund’s portfolio, first screens out all U.S.-listed common stocks and American depositary receipts (“ADRs”) that are not among the 200 most highly traded securities on U.S. securities exchanges. It will then rank those 200 remaining eligible securities by implied volatility. Implied volatility is a measure derived from an option’s market prices, indicating the market's expectation of future price swings in an underlying asset over a period of time.

The 30 securities with the highest implied volatility are eligible for inclusion in the portfolio and are defined as “Meme Stocks.” At each rebalance, which may occur as frequently as weekly, the Adviser will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio. This selection will be based upon a determination by the Adviser, in its sole discretion, regarding which Meme Stocks are of most interest to the investing public, which it determines based upon its analysis of “social media momentum,” as defined above.

Once selected, the securities comprising the Fund’s portfolio will be approximately weighted based on implied volatility, with stocks with higher implied volatility being assigned higher weight. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Meme Stocks.

The Fund’s portfolio may be composed of small-, mid- or large-capitalization issuers. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and American Depositary Receipts (“ADRs”). Such companies may be small-, mid- or large-capitalization issuers.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries. As of March 31, 2026, the Fund had significant investments in information technology companies. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Daily 2X Long Magnificent Seven ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Magnificent Seven ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Magnificent Seven ETF is an actively managed ETF that seeks, as its investment objective, the growth of capital. Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser to Magnificent Seven ETF, as well as serving as investment adviser to the Fund. The Magnificent Seven ETF offers exposure to, in equal weight following each rebalance, the seven stocks commonly referred to as “Magnificent Seven.” It is currently anticipated that the Magnificent Seven ETF’s holdings will not change over the course of the year. However, in the event that different securities are understood to comprise the “Magnificent Seven,” the Magnificent Seven ETF’s portfolio may change to reflect that understanding. As of March 31, 2026, the Magnificent Seven ETF’s portfolio was composed of the following stocks: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation and Tesla Inc. At each portfolio rebalance, the Adviser equally weights each security.

In seeking to achieve its investment objective, the Fund will invest directly in shares of the Magnificent Seven ETF and in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Magnificent Seven ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Magnificent Seven ETF; (2) a basket of or the individual securities comprising the Magnificent Seven ETF; or (3) an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Magnificent Seven ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Magnificent Seven ETF is consistent with the Fund’s investment objective. The impact of the Magnificent Seven ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Magnificent Seven ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Magnificent Seven ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Magnificent Seven ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Magnificent Seven ETF or an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Magnificent Seven ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Magnificent Seven ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the Magnificent Seven ETF over the same period. The Fund will lose money if the Magnificent Seven ETF’s performance is flat over time, and as a result of daily rebalancing, the Magnificent Seven ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Magnificent Seven ETF’s performance increases over a period longer than a single day.

Roundhill Ether Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange, which includes ETFs that hold ether directly and ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (each, an “Ether ETF,” and collectively, the “Ether ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether ETF as the reference asset (“Ether ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Ether ETF Options (“Ether ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether ETFs. The Fund does not invest directly in ether.

The Ether ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, an Ether ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of one or more Ether ETFs, it will primarily derive its exposure to Ether ETFs through Ether ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to an Ether ETF. The Fund’s synthetic exposure to Ether ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of an Ether ETF. The Fund will primarily gain exposure to increases in value experienced by the Ether ETFs through the purchase of Ether ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by an Ether ETF through the sale of put Ether ETF Options (“Ether ETF Put Options”). As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Ether ETF Call Options and sold Ether ETF Put Options generally provide exposure to price returns of the Ether ETF(s) both on the upside and downside.

As the primary means by which the Fund intends to generate income, the Fund will sell Ether ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Ether ETFs beyond a certain point. If the value of the Ether ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Ether ETFs appreciates in value beyond the strike price of one or more of the Ether ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETFs and the sold Ether ETF Call Options) will limit the Fund’s participation in gains of the Ether ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Ether ETFs into current income. It is expected that the Ether ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of one or more Ether ETFs. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Ether ETF Options.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Ether ETFs

The Fund expects to derive the majority of its exposure to Ether ETFs through Ether ETF Options that reference Ether ETFs that directly hold ether (“Spot Ether ETFs”). Spot Ether ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Spot Ether ETF’s assets consist primarily of ether. The Spot Ether ETFs seek to generally reflect the performance of the price of ether. The Spot Ether ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Spot Ether ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Spot Ether ETFs. The Spot Ether ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Spot Ether ETFs.

The Fund may also derive exposure to Ether ETFs through Ether ETF Options that reference ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (“Ether Futures ETFs”). Ether Futures ETFs are registered under the 1940 Act and do not invest directly in ether. Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. Ether Futures ETFs generally seek to invest in cash-settled, front-month ether futures contracts. Certain Ether Futures ETFs gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because such Ether Futures ETFs intend to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), such Ether Futures ETFs intend to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year. An Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

Additional Information on Ether

Ether is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum network allows people to exchange tokens of value, called “ether” or “ETH,” which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum network also allows users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum network. Smart contract operations are executed on the Ethereum blockchain in exchange for payment of ether. The Ethereum network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Ethereum network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum network; users of the Ethereum network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum network incentivizes developers to write quality applications and increases the efficiency of the Ethereum network because wasteful code costs more. It also ensures that the Ethereum network remains economically viable by compensating people for their contributed computational resources. Unlike other digital assets, such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether or “ETH” were created in connection with the launch of the Ethereum network.

Roundhill GLP-1 & Weight Loss ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (“GLP-1 & Weight Loss Drugs”). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of U.S. Food & Drug Administration (“FDA”) clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (“GLP-1 & Weight Loss Companies”). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of GLP-1 & Weight Loss Companies.

In seeking to achieve the Fund’s investment objective, the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), constructs the Fund’s portfolio pursuant to its own proprietary security selection methodology. In general, the methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, biotechnology industry publications, drug development pipeline trackers, etc.). The Fund will also only invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of $500,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities. Such companies will be small-, mid- and large-capitalization issuers.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the health care sector. As of March 31, 2026, the Fund had significant investments in European companies. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Innovation-100 Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Innovation-100 Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the Innovation-100 Index through the use of options contracts that use the Innovation-100 Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the Innovation-100 Index. The Fund’s synthetic exposure to the return of the Innovation-100 Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the Innovation-100 Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the Innovation-100 Index. These gains will generally provide exposure to the returns of the Innovation-100 Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by Innovation-100 Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Innovation-100 Index call options with a strike price above the current value of the Innovation-100 Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the Innovation-100 Index beyond a certain point. If the value of the Innovation-100 Index increases, the Fund’s long exposure to Innovation-100 Index through its purchase of the deeply in-the-money Innovation-100 Index call options would allow the Fund to participate in those gains. However, if the Innovation-100 Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Innovation-100 Index into current income. For instance, if, on a given business day, the Fund sold Innovation-100 Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Innovation-100 Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long Innovation-100 Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Innovation-100 Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Innovation-100 Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible Exchange® options (“FLEX Options”) that utilize the Innovation-100 Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Innovation-100 Index

The Innovation-100 Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Innovation-100 Index is so concentrated. As of March 31, 2026, the Innovation-100 Index was concentrated in the information technology sector.

Roundhill Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000® Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Russell 2000® Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Russell 2000® Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the Russell 2000® Index through the use of options contracts that use the Russell 2000® Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the Russell 2000® Index. The Fund’s synthetic exposure to the return of the Russell 2000® Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the Russell 2000® Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the Russell 2000® Index. These gains will generally provide exposure to the returns of the Russell 2000® Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by Russell 2000® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Russell 2000® Index call options with a strike price above the current value of the Russell 2000® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the Russell 2000® Index beyond a certain point. If the value of the Russell 2000® Index increases, the Fund’s long exposure to the Russell 2000® Index through its purchase of the deeply in-the-money Russell 2000® Index call options would allow the Fund to participate in those gains. However, if the Russell 2000® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Russell 2000® Index into current income. For instance, if, on a given business day, the Fund sold Russell 2000® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Russell 2000® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long Russell 2000® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Russell 2000® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Russell 2000® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize the Russell 2000® Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Russell 2000® Index

The Russell 2000® Index is a measure of the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a float-adjusted capitalization-weighted index of equity securities issued by the smallest issuers in the Russell 3000® Index. The Russell 2000® Index is comprised of approximately 2,000 component securities and is rebalanced and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Russell 2000® Index is so concentrated.

Roundhill S&P 500® 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the S&P 500® Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500® Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500® Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the S&P 500® Index through the use of options contracts that use the S&P 500® Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the S&P 500® Index. The Fund’s synthetic exposure to the return of the S&P 500® Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the S&P 500® Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the S&P 500® Index. These gains will generally provide exposure to the returns of the S&P 500® Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by S&P 500® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE S&P 500® Index call options with a strike price above the current value of the S&P 500® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the S&P 500® Index beyond a certain point. If the value of the S&P 500® Index increases, the Fund’s long exposure to S&P 500® Index through its purchase of the deeply in-the-money S&P 500® Index call options would allow the Fund to participate in those gains. However, if the S&P 500® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the S&P 500® Index into current income. For instance, if, on a given business day, the Fund sold S&P 500® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the S&P 500® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long S&P 500® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold S&P 500® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the S&P 500® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize the S&P 500® Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of March 31, 2026, the S&P 500® Index was concentrated in the information technology sector.

Roundhill S&P 500® Target 10 Managed Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of ten percent (10%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the State Street SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 10%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 10%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The targeted annual distribution rate of 10% is translated into a per Share amount based on the closing net asset value (“NAV”) of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. For more information about FLEX Options, please see the section of the prospectus entitled “Additional Information on the Fund’s Principal Investment Strategies.”

The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objectives.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of March 31, 2026, the S&P 500® Index was concentrated in the information technology sector.

Roundhill S&P 500® Target 20 Managed Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the State Street SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 20%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 20%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The targeted annual distribution rate of 20% is translated into a per Fund Share amount based on the closing net asset value (“NAV”) of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. For more information about FLEX Options, please see the section of the prospectus entitled “Additional Information on the Fund’s Principal Investment Strategies.”

The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objectives.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of March 31, 2026, the S&P 500® Index was concentrated in the information technology sector.

Roundhill Weekly T-Bill ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective to provide weekly distributions of current income through investments in U.S. Treasury Bills (“T-Bills”) that have a maturity of between 0 and 3 months at the time of purchase. T-Bills are short-term debt obligations issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States government. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in T-Bills.

The Fund’s investment adviser (the “Adviser”) will actively manage the Fund’s overall portfolio of T-Bills based upon prevailing market conditions and will not necessarily seek to maintain a particular average maturity or duration for the portfolio as a whole. The Adviser will make purchase and sale decisions on T-Bills based upon security-specific considerations, including the yield, liquidity and maturity of such securities. The Advisor values the T-Bills using a “cost plus accretion” valuation method, which adds accreted interest over time to the initial cost of the T-Bill. The Fund intends to make a distribution each week in an amount that will allow for the Fund’s net asset value (“NAV”) to remain stable from week to week. Material market moves may impact the Fund’s ability to do so. Some portion of the Fund’s weekly distribution may be characterized as return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Uranium ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to provide investors with exposure to changes in the price of physical uranium, in the form of Triuranium Octoxide (U308). Uranium in this form is a uranium oxide commonly used as an intermediate product in the uranium production process. U308 is a highly stable compound and is a crucial material in the nuclear fuel cycle, valued for its stability and ease of handling. U308 is typically produced during the uranium mining and milling process. U308 serves as a precursor in the nuclear fuel cycle. It is converted into uranium hexafluoride (UF₆) during the enrichment process, which increases the concentration of the fissile isotope U-235. The enriched uranium is then fabricated into fuel rods for nuclear reactors. Due to its chemical stability and relatively low solubility in water, U₃O₈ is used for the safe transport and storage of uranium. Its solid form minimizes the risk of dispersion or contamination. Nevertheless, U308 is radioactive and direct exposure to it poses health risks, including radiation exposure and chemical toxicity if inhaled or ingested.

The Fund seeks to provide exposure to uranium through investments in swap agreements that utilize the spot price of uranium (“Spot Uranium”) as the reference asset (“Spot Uranium Derivatives”). The spot price for uranium is determined through private negotiations between buyers and sellers since, unlike for other commodities, there is no formal exchange for uranium. The Fund will measure the spot price of uranium utilizing the daily settlement price of front month UxC Uranium U308 Futures published by CME Group, which are calculated based on the arithmetic average of all weekly spot U308 prices published in Ux Weekly during the contract month by UxC, LLC (UxC). However, in lieu of or in addition to the exposure provided by Spot Uranium Derivatives, the Fund may also utilize swap agreements that reference companies that the Advisor believes invest and hold substantially all (i.e., at least 80%) of its assets in uranium (“Uranium Companies”) or investment trusts that the Advisor believes invest and hold substantially all (i.e., at least 80%) of its assets in uranium (“Uranium Trusts”) whose value is substantially based upon the value of their uranium holdings. Such Uranium Companies include Yellow Cake Plc (“Yellow Cake”)) and such Uranium Trusts include the Sprott Physical Uranium Trust (the “Sprott Uranium Trust”)). The Fund may also invest directly in shares of Uranium Companies and Uranium Trusts. However, the Fund itself will not invest directly in uranium.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Spot Uranium Derivatives, derivatives that reference Uranium Companies or Uranium Trusts, and/or equity securities issued by Uranium Companies and Uranium Trusts. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will also invest in U.S. Treasury securities and money market funds. Such investments will be utilized to collateralize the swap agreements entered into by the Fund.

To the extent that the Fund invests in Spot Uranium Derivatives, such investments will be undertaken exclusively through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund does not invest directly in Spot Uranium Derivatives. The Fund’s investment in the Subsidiary is intended to provide the Fund with the ability to hold Spot Uranium Derivatives in accordance with applicable rules and regulations. The Subsidiary and the Fund have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary also follows the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Roundhill Financial Inc. and Exchange Traded Concepts LLC, as the investment adviser and investment sub-adviser to the Subsidiary, respectively, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a registered investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year.

The Fund will be concentrated (i.e., invest more than 25% of its total assets) in investments that provide exposure to the value of uranium. As of March 31, 2026, the Fund had significant investments in Canadian companies. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information Regarding the Sprott Uranium Trust

It is currently expected that the Fund will derive a significant amount of its economic exposure to uranium as a result of swap agreements that reference the Sprott Uranium Trust.

The Sprott Uranium Trust invests and holds substantially all of its assets in uranium (U308). The Sprott Uranium Trust is a closed-end trust that is registered with the Ontario Securities Commission and whose units are listed for trading on the Toronto Stock Exchange. The Sprott Uranium Trust acquires uranium through industry relationships, leveraging the expertise of its technical adviser, WMC Energy B.V., which has uranium industry expertise and advises on matters relating to transactions in and storage of uranium. Once acquired, the uranium is stored in licensed facilities across multiple countries to ensure security and compliance with international regulations. Such storage providers and locations include Cameco (in Canada), ConverDyn (in the United States) and Orano (in France). As of March 31, 2026, the Sprott Uranium Trust held 80.0 million lbs of uranium.

Additional Information Regarding Yellow Cake Plc

The Fund may have significant exposure to Yellow Cake, either through direct holdings of securities issued by Yellow Cake or through swap agreements that utilize Yellow Cake as the reference asset.

Yellow Cake was established in Jersey, Channel Islands in 2018. Shares of Yellow Cake trade on the London Stock Exchange under the ticker symbol “YCA.” Yellow Cake’s strategy is to buy and hold physical uranium (U308) and engage in uranium-related transactional activities, providing investors with liquid exposure to the uranium price and the opportunity to participate in value realized from related commercial activities. Yellow Cake seeks to provide investors with an opportunity to realize value from long-term exposure to the uranium spot price and uranium-related commercial activities in a low-risk, low-cost, liquid and publicly-quoted vehicle. As of March 31, 2026, Yellow Cake held 21.68 million lbs of physical uranium, equivalent to 15% global uranium production.

Roundhill AAPL WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of AAPL while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize AAPL as the reference asset and in shares of AAPL. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of AAPL.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of AAPL is that if AAPL experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by AAPL. Conversely, if AAPL experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by AAPL.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of AAPL over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of AAPL shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of AAPL shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of AAPL shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of AAPL shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of AAPL shares and the implied volatility of AAPL shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of AAPL shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of AAPL, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which AAPL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AAPL is assigned). As of March 31, 2026, AAPL is assigned to the “technology hardware & equipment” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in AAPL.

2.	The Fund’s strategy is subject to all potential losses if AAPL shares decrease in value, and may lose all of its value if shares of AAPL decrease by 83.33 percent over the course of any calendar week.

Additional Information About AAPL

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Apple Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple Inc. could affect the value of the Fund’s investments with respect to AAPL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AAPL.

Roundhill AMD WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of AMD while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize AMD as the reference asset and in shares of AMD. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of AMD.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of AMD is that if AMD experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by AMD. Conversely, if AMD experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by AMD.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of AMD over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of AMD shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of AMD shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of AMD shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of AMD shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of AMD shares and the implied volatility of AMD shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of AMD shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of AMD, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which AMD is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AMD is assigned). As of March 31, 2026, AMD is assigned to the “semiconductors and semiconductor equipment” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in AMD.

2.	The Fund’s strategy is subject to all potential losses if AMD shares decrease in value, and may lose all of its value if shares of AMD decrease by 83.33 percent over the course of any calendar week.

Additional Information About AMD

Advanced Microdevices, Inc. is a global semi-conductor company. It operates through four segments: data center, client, gaming, and embedded. AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Advanced Microdevices, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-07882 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Advanced Microdevices, Inc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Advanced Microdevices, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Advanced Microdevices, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Advanced Microdevices, Inc. could affect the value of the Fund’s investments with respect to AMD and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AMD.

Roundhill AMZN WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of AMZN while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize AMZN as the reference asset and in shares of AMZN. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of AMZN.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of AMZN is that if AMZN experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by AMZN. Conversely, if AMZN experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by AMZN.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of AMZN over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of AMZN shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of AMZN shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of AMZN shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of AMZN shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of AMZN shares and the implied volatility of AMZN shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of AMZN shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of AMZN, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which AMZN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AMZN is assigned). As of March 31, 2026, AMZN is assigned to the “Consumer Discretionary Distribution & Retail” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in AMZN.

2.	The Fund’s strategy is subject to all potential losses if AMZN shares decrease in value, and may lose all of its value if shares of AMZN decrease by 83.33 percent over the course of any calendar week.

Additional Information About AMZN

Amazon.com, Inc. engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMZN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amazon.com, Inc. could affect the value of the Fund’s investments with respect to AMZN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AMZN.

Roundhill COIN WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COIN while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize COIN as the reference asset and in shares of COIN. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of COIN.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of COIN is that if COIN experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by COIN. Conversely, if COIN experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by COIN.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of COIN over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of COIN shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of COIN shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of COIN shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of COIN shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of COIN shares and the implied volatility of COIN shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of COIN shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of COIN, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which COIN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which COIN is assigned). As of March 31, 2026, COIN is assigned to the “financial services” industry group of the financial sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in COIN.

2.	The Fund’s strategy is subject to all potential losses if COIN shares decrease in value, and may lose all of its value if shares of COIN decrease by 83.33 percent over the course of any calendar week.

Additional Information About COIN

Coinbase Global, Inc. provides a platform for customers to engage with crypto assets, including trading, staking, safekeeping, spending and transferring. It also provides critical infrastructure for on-chain activities. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

COIN custodies for its customers substantial holdings of bitcoin and other digital assets. Such holdings are not only highly volatile, but highly speculative. In addition, the SEC has brought an enforcement action against COIN (SEC v. Coinbase Case No. 1:23-cv-04738). This action alleges that Coinbase provides, among other things, a trading platform that operates as an unregistered broker, an unregistered exchange and an unregistered clearing agency. Please see the section entitled “Additional Information About Each Fund’s Principal Investment Strategies – Roundhill COIN WeeklyPay ETF” for more information about bitcoin and digital assets, as well as the risks associated with COIN’s exposure to such assets, set forth below.

The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of COIN.

Roundhill GOOGL WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of GOOGL while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize GOOGL as the reference asset and in shares of GOOGL. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of GOOGL.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of GOOGL is that if GOOGL experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by GOOGL. Conversely, if GOOGL experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by GOOGL.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of GOOGL over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of GOOGL shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of GOOGL shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of GOOGL shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of GOOGL shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of GOOGL shares and the implied volatility of GOOGL shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of GOOGL shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of GOOGL, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which GOOGL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which GOOGL is assigned). As of March 31, 2026, GOOGL is assigned to the “media & entertainment” industry group of the communication services sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in GOOGL.

2.	The Fund’s strategy is subject to all potential losses if GOOGL shares decrease in value, and may lose all of its value if shares of GOOGL decrease by 83.33 percent over the course of any calendar week.

Additional Information About GOOGL

Alphabet, Inc. offers a wide array of products and services including its search engine, advertising platforms, cloud computing and consumer electronics. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Alphabet, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GOOGL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet, Inc. could affect the value of the Fund’s investments with respect to GOOGL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of GOOGL.

Roundhill META WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of META while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize META as the reference asset and in shares of META. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of META.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of META is that if META experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by META. Conversely, if META experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by META.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of META over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of META shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of META shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of META shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of META shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of META shares and the implied volatility of META shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of META shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of META, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which META is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which META is assigned). As of March 31, 2026, META is assigned to the “media & entertainment” industry group of the communication services sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in META.

2.	The Fund’s strategy is subject to all potential losses if META shares decrease in value, and may lose all of its value if shares of META decrease by 83.33 percent over the course of any calendar week.

Additional Information About META

Meta Platforms, Inc. develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of META have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Meta Platforms, Inc. could affect the value of the Fund’s investments with respect to META and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of META.

Roundhill MSFT WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of MSFT while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize MSFT as the reference asset and in shares of MSFT. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of MSFT.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of MSFT is that if MSFT experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by MSFT. Conversely, if MSFT experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by MSFT.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of MSFT over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of MSFT shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of MSFT shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of MSFT shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of MSFT shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of MSFT shares and the implied volatility of MSFT shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of MSFT shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of MSFT, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSFT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSFT is assigned). As of March 31, 2026, MSFT is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MSFT.

2.	The Fund’s strategy is subject to all potential losses if MSFT shares decrease in value, and may lose all of its value if shares of MSFT decrease by 83.33 percent over the course of any calendar week.

Additional Information About MSFT

Microsoft Corporation develops, licenses, and supports software, services, devices, and solutions worldwide. MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Microsoft Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSFT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft Corporation could affect the value of the Fund’s investments with respect to MSFT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSFT.

Roundhill PLTR WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of PLTR while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize PLTR as the reference asset and in shares of PLTR. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of PLTR.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of PLTR is that if PLTR experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by PLTR. Conversely, if PLTR experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by PLTR.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of PLTR over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of PLTR shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of PLTR shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of PLTR shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of PLTR shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of PLTR shares and the implied volatility of PLTR shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of PLTR shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of PLTR, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which PLTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which PLTR is assigned). As of March 31, 2026, PLTR is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in PLTR.

2.	The Fund’s strategy is subject to all potential losses if PLTR shares decrease in value, and may lose all of its value if shares of PLTR decrease by 83.33 percent over the course of any calendar week.

Additional Information About PLTR

Palantir Technologies Inc. specializes in software platforms for big data analytics. PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PLTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Palantir Technologies Inc. could affect the value of the Fund’s investments with respect to PLTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of PLTR.

Roundhill NVDA WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of NVDA while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize NVDA as the reference asset and in shares of NVDA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of NVDA.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of NVDA is that if NVDA experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by NVDA. Conversely, if NVDA experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by NVDA.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of NVDA over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of NVDA shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of NVDA shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of NVDA shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of NVDA shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of NVDA shares and the implied volatility of NVDA shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of NVDA shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of NVDA, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which NVDA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which NVDA is assigned). As of March 31, 2026, NVDA is assigned to the “semiconductors & semiconductor equipment” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in NVDA.

2.	The Fund’s strategy is subject to all potential losses if NVDA shares decrease in value, and may lose all of its value if shares of NVDA decrease by 83.33 percent over the course of any calendar week.

Additional Information About NVDA

NVIDIA Corporation operates as a visual computing company worldwide. It operates in two segments, graphics and compute & networking. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NVDA.

Roundhill TSLA WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of TSLA while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize TSLA as the reference asset and in shares of TSLA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of TSLA.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of TSLA is that if TSLA experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by TSLA. Conversely, if TSLA experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by TSLA.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of TSLA over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of TSLA shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of TSLA shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of TSLA shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of TSLA shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of TSLA shares and the implied volatility of TSLA shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of TSLA shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of TSLA, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which TSLA is assigned). As of March 31, 2026, TSLA is assigned to the “automobiles & components” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in TSLA.

2.	The Fund’s strategy is subject to all potential losses if TSLA shares decrease in value, and may lose all of its value if shares of TSLA decrease by 83.33 percent over the course of any calendar week.

Additional Information About TSLA

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of TSLA.

Roundhill Magnificent Seven Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through a covered call strategy, pursuant to which the Fund purchases shares of the Roundhill Magnificent Seven ETF (the “MAGS ETF”) and simultaneously sells out-of-the-money call options that utilize the MAGS ETF as the reference asset (“MAGS ETF Call Options”), providing for current income on a weekly basis. The MAGS ETF is an actively managed ETF that seeks to achieve its investment objectives through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of March 31, 2026, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the MAGS ETF rebalances its exposure so that each company is equally-weighted in its portfolio.

The Fund will achieve its long exposure to the MAGS ETF by holding shares of the MAGS ETF. The Fund will also seek to generate income through the sale of MAGS ETF Call Options, representing an equivalent notional value to the shares of the MAGS ETF held by the Fund. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to the “Magnificent Seven.” Such instruments include shares of the MAGS ETF and derivative instruments that utilize the MAGS ETF as the reference asset, such as MAGS ETF Call Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of MAGS ETF Call Options to generate income will potentially limit the degree to which the Fund will participate in gains experienced by the MAGS ETF.

The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The Fund intends to invest predominately in “European” style FLEX Options. Such FLEX Options may be cash or physically settled. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, shares of the MAGS ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying.

As the primary means by which the Fund intends to generate income, the Fund will sell MAGS ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the MAGS ETF beyond a certain point. If the value of the MAGS ETF increases, the Fund’s MAGS ETF shares will cause the Fund to experience similar percentage gains. However, if the value of the MAGS ETF appreciates in value beyond the strike price of one or more of the MAGS ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposures. As a result, the Fund’s overall strategy (i.e., the combination of the Fund’s MAGS ETF shares and the sold MAGS ETF Call Options) will limit the Fund’s participation in gains of the MAGS ETF beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the MAGS ETF into current income. It is expected that the MAGS ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill ABNB WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ABNB while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize ABNB as the reference asset and in shares of ABNB. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of ABNB.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of ABNB is that if ABNB experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by ABNB. Conversely, if ABNB experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by ABNB.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of ABNB over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of ABNB shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of ABNB shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of ABNB shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of ABNB shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of ABNB shares and the implied volatility of ABNB shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of ABNB shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of ABNB, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which ABNB is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which ABNB is assigned). As of March 31, 2026, ABNB is assigned to the “consumer services” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in ABNB.

2.	The Fund’s strategy is subject to all potential losses if ABNB shares decrease in value, and may lose all of its value if shares of ABNB decrease by 83.33 percent over the course of any calendar week.

Additional Information About ABNB

Airbnb, Inc. operates a global marketplace for short- and long-term residential rentals. ABNB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Airbnb, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39778 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Airbnb, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Airbnb, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbnb, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ABNB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbnb, Inc. could affect the value of the Fund’s investments with respect to ABNB and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of ABNB.

Roundhill ARM WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ARM while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize ARM as the reference asset and in shares of ARM. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of ARM.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of ARM is that if ARM experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by ARM. Conversely, if ARM experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by ARM.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of ARM over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of ARM shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of ARM shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of ARM shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of ARM shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of ARM shares and the implied volatility of ARM shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of ARM shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of ARM, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which ARM is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which ARM is assigned). As of March 31, 2026, ARM is assigned to the “semiconductors & semiconductor equipment” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in ARM.

2.	The Fund’s strategy is subject to all potential losses if ARM shares decrease in value, and may lose all of its value if shares of ARM decrease by 83.33 percent over the course of any calendar week.

Additional Information About ARM

Arm Holdings plc is a semiconductor and software design company that develops energy-efficient processor designs and licenses them to a vast ecosystem of partners, enabling a wide range of devices from sensors to smartphones and servers. ARM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Arm Holdings plc pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41800 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Arm Holdings plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Arm Holdings plc from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Arm Holdings plc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ARM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Arm Holdings plc could affect the value of the Fund’s investments with respect to ARM and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of ARM.

Roundhill AVGO WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of AVGO while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize AVGO as the reference asset and in shares of AVGO. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of AVGO.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of AVGO is that if AVGO experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by AVGO. Conversely, if AVGO experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by AVGO.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of AVGO over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of AVGO shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of AVGO shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of AVGO shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of AVGO shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of AVGO shares and the implied volatility of AVGO shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of AVGO shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of AVGO, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which AVGO is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AVGO is assigned). As of March 31, 2026, AVGO is assigned to the “semiconductors & semiconductor equipment” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in AVGO.

2.	The Fund’s strategy is subject to all potential losses if AVGO shares decrease in value, and may lose all of its value if shares of AVGO decrease by 83.33 percent over the course of any calendar week.

Additional Information About AVGO

Broadcom Inc. is an American multinational designer, developer, manufacturer, and global supplier of a wide range of semiconductor and infrastructure software products. AVGO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38449 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Broadcom Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Broadcom Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Broadcom Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AVGO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Broadcom Inc. could affect the value of the Fund’s investments with respect to AVGO and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of AVGO.

Roundhill BABA WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of BABA while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize BABA as the reference asset and in shares of BABA. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of BABA.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of BABA is that if BABA experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by BABA. Conversely, if BABA experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by BABA.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of BABA over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of BABA shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of BABA shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of BABA shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of BABA shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of BABA shares and the implied volatility of BABA shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of BABA shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of BABA, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which BABA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which BABA is assigned). As of March 31, 2026, BABA is assigned to the “consumer discretionary distribution & retail” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in BABA.

2.	The Fund’s strategy is subject to all potential losses if BABA shares decrease in value, and may lose all of its value if shares of BABA decrease by 83.33 percent over the course of any calendar week.

Additional Information About BABA

Alibaba Group Holding Limited is a Chinese multinational technology company specializing in e-commerce, retail, internet and technology. BABA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alibaba Group Holding Limited pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36614 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Alibaba Group Holding Limited from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alibaba Group Holding Limited is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BABA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alibaba Group Holding Limited could affect the value of the Fund’s investments with respect to BABA and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of BABA.

Roundhill BRKB WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of BRK/B while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize BRK/B as the reference asset and in shares of BRK/B. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of BRK/B.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of BRK/B is that if BRK/B experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by BRK/B. Conversely, if BRK/B experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by BRK/B.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of BRK/B over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of BRK/B shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of BRK/B shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of BRK/B shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of BRK/B shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of BRK/B shares and the implied volatility of BRK/B shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of BRK/B shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of BRK/B, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which BRK/B is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which BRK/B is assigned). As of March 31, 2026, BRK/B is assigned to the “financial services” industry group of the financials sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in BRK/B.

2.	The Fund’s strategy is subject to all potential losses if BRK/B shares decrease in value, and may lose all of its value if shares of BRK/B decrease by 83.33 percent over the course of any calendar week.

Additional Information About BRK/B

Berkshire Hathaway Inc. is a diversified holding company with subsidiaries engaged in various business activities, including insurance and reinsurance, freight rail transportation, utility and energy generation and distribution, manufacturing, service and retailing, and finance and financial products. BRK/B is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Berkshire Hathaway Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-14905 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Berkshire Hathaway Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Berkshire Hathaway Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Berkshire Hathaway Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BRK/B have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Berkshire Hathaway Inc. could affect the value of the Fund’s investments with respect to BRK/B and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of BRK/B.

Roundhill COST WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COST while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize COST as the reference asset and in shares of COST. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of COST.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of COST is that if COST experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by COST. Conversely, if COST experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by COST.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of COST over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of COST shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of COST shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of COST shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of COST shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of COST shares and the implied volatility of COST shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of COST shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of COST, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which COST is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which COST is assigned). As of March 31, 2026, COST is assigned to the “consumer staples distribution & retail” industry group of the consumer staples sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in COST.

2.	The Fund’s strategy is subject to all potential losses if COST shares decrease in value, and may lose all of its value if shares of COST decrease by 83.33 percent over the course of any calendar week.

Additional Information About COST

Costco Wholesale Corporation is an American multinational corporation which operates a chain of membership-only warehouse retail stores. COST is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Costco Wholesale Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-20355 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Costco Wholesale Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Costco Wholesale Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Costco Wholesale Corporation. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COST have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Costco Wholesale Corporation could affect the value of the Fund’s investments with respect to COST and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of COST.

Roundhill CRWD WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of CRWD while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize CRWD as the reference asset and in shares of CRWD. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of CRWD.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of CRWD is that if CRWD experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by CRWD. Conversely, if CRWD experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by CRWD.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of CRWD over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of CRWD shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of CRWD shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of CRWD shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of CRWD shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of CRWD shares and the implied volatility of CRWD shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of CRWD shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of CRWD, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which CRWD is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which CRWD is assigned). As of March 31, 2026, CRWD is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in CRWD.

2.	The Fund’s strategy is subject to all potential losses if CRWD shares decrease in value, and may lose all of its value if shares of CRWD decrease by 83.33 percent over the course of any calendar week.

Additional Information About CRWD

CrowdStrike Holdings, Inc. is an American cybersecurity technology company. CRWD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CrowdStrike Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38933 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CrowdStrike Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CrowdStrike Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding CrowdStrike Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning CrowdStrike Holdings, Inc. could affect the value of the Fund’s investments with respect to CRWD and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of CRWD.

Roundhill DKNG WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of DKNG while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize DKNG as the reference asset and in shares of DKNG. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of DKNG.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of DKNG is that if DKNG experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by DKNG. Conversely, if DKNG experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by DKNG.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of DKNG over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of DKNG shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of DKNG shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of DKNG shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of DKNG shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of DKNG shares and the implied volatility of DKNG shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of DKNG shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of DKNG, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which DKNG is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which DKNG is assigned). As of March 31, 2026, DKNG is assigned to the “consumer services” industry group of the consumer discretionary sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in DKNG.

2.	The Fund’s strategy is subject to all potential losses if DKNG shares decrease in value, and may lose all of its value if shares of DKNG decrease by 83.33 percent over the course of any calendar week.

Additional Information About DKNG

DraftKings Inc. is a digital sports entertainment and gaming company. DKNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by DraftKings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41379 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding DraftKings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding DraftKings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding DraftKings Inc.. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DKNG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning DraftKings Inc. could affect the value of the Fund’s investments with respect to DKNG and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of DKNG.

Roundhill HOOD WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of HOOD while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize HOOD as the reference asset and in shares of HOOD. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of HOOD.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of HOOD is that if HOOD experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by HOOD. Conversely, if HOOD experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by HOOD.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of HOOD over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of HOOD shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of HOOD shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of HOOD shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of HOOD shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of HOOD shares and the implied volatility of HOOD shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of HOOD shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of HOOD, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which HOOD is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which HOOD is assigned). As of March 31, 2026, HOOD is assigned to the “financial services” industry group of the financial sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in HOOD.

2.	The Fund’s strategy is subject to all potential losses if HOOD shares decrease in value, and may lose all of its value if shares of HOOD decrease by 83.33 percent over the course of any calendar week.

Additional Information About HOOD

Robinhood Markets, Inc. is an American financial services company that offering online brokerage services. HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40691 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood Markets, Inc. could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of HOOD.

Roundhill NFLX WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of NFLX while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize NFLX as the reference asset and in shares of NFLX. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of NFLX.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of NFLX is that if NFLX experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by NFLX. Conversely, if NFLX experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by NFLX.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of NFLX over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of NFLX shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of NFLX shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of NFLX shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of NFLX shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of NFLX shares and the implied volatility of NFLX shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of NFLX shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of NFLX, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which NFLX is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which NFLX is assigned). As of March 31, 2026, NFLX is assigned to the “media & entertainment” industry group of the communication services sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in NFLX.

2.	The Fund’s strategy is subject to all potential losses if NFLX shares decrease in value, and may lose all of its value if shares of NFLX decrease by 83.33 percent over the course of any calendar week.

Additional Information About NFLX

Netflix, Inc. is a video on-demand streaming service. NFLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Netflix, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35727 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Netflix, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Netflix, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Netflix, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NFLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Netflix, Inc. could affect the value of the Fund’s investments with respect to NFLX and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of NFLX.

Roundhill RDDT WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of RDDT while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize RDDT as the reference asset and in shares of RDDT. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of RDDT.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of RDDT is that if RDDT experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by RDDT. Conversely, if RDDT experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by RDDT.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of RDDT over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of RDDT shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of RDDT shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of RDDT shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of RDDT shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of RDDT shares and the implied volatility of RDDT shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of RDDT shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of RDDT, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which RDDT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which RDDT is assigned). As of March 31, 2026, RDDT is assigned to the “media & entertainment” industry group of the communication services sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in RDDT.

2.	The Fund’s strategy is subject to all potential losses if RDDT shares decrease in value, and may lose all of its value if shares of RDDT decrease by 83.33 percent over the course of any calendar week.

Additional Information About RDDT

Reddit, Inc. is a social news aggregation and forum social network. RDDT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41983 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Reddit, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Reddit, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RDDT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Reddit, Inc. could affect the value of the Fund’s investments with respect to RDDT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of RDDT.

Roundhill SHOP WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of SHOP while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize SHOP as the reference asset and in shares of SHOP. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of SHOP.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of SHOP is that if SHOP experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by SHOP. Conversely, if SHOP experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by SHOP.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of SHOP over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of SHOP shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of SHOP shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of SHOP shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of SHOP shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of SHOP shares and the implied volatility of SHOP shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of SHOP shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of SHOP, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which SHOP is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which SHOP is assigned). As of March 31, 2026, SHOP is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in SHOP.

2.	The Fund’s strategy is subject to all potential losses if SHOP shares decrease in value, and may lose all of its value if shares of SHOP decrease by 83.33 percent over the course of any calendar week.

Additional Information About SHOP

Shopify Inc. is a global commerce technology company. SHOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Shopify Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Shopify Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Shopify Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Shopify Inc.. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SHOP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Shopify Inc. could affect the value of the Fund’s investments with respect to SHOP and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of SHOP.

Roundhill SPOT WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of SPOT while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize SPOT as the reference asset and in shares of SPOT. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of SPOT.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of SPOT is that if SPOT experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by SPOT. Conversely, if SPOT experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by SPOT.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of SPOT over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of SPOT shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of SPOT shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of SPOT shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of SPOT shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of SPOT shares and the implied volatility of SPOT shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of SPOT shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of SPOT, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which SPOT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which SPOT is assigned). As of March 31, 2026, SPOT is assigned to the “media & entertainment” industry group of the communication services sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in SPOT.

2.	The Fund’s strategy is subject to all potential losses if SPOT shares decrease in value, and may lose all of its value if shares of SPOT decrease by 83.33 percent over the course of any calendar week.

Additional Information About SPOT

Spotify Technology S.A. is an audio streaming and media service provider. SPOT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Spotify Technology S.A. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38438 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Spotify Technology S.A. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Spotify Technology S.A. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Spotify Technology S.A. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SPOT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Spotify Technology S.A. could affect the value of the Fund’s investments with respect to SPOT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of SPOT.

Roundhill UBER WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of UBER while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize UBER as the reference asset and in shares of UBER. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of UBER.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of UBER is that if UBER experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by UBER. Conversely, if UBER experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by UBER.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of UBER over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of UBER shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of UBER shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of UBER shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of UBER shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of UBER shares and the implied volatility of UBER shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of UBER shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of UBER, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which UBER is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which UBER is assigned). As of March 31, 2026, UBER is assigned to the “transportation” industry group of the industrials sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in UBER.

2.	The Fund’s strategy is subject to all potential losses if UBER shares decrease in value, and may lose all of its value if shares of UBER decrease by 83.33 percent over the course of any calendar week.

Additional Information About UBER

Uber Technologies, Inc. is an American multinational transportation company that provides ride-hailing services, courier services, food delivery and freight transport. UBER is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Uber Technologies, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38902 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Uber Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Uber Technologies, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Uber Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UBER have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Uber Technologies, Inc. could affect the value of the Fund’s investments with respect to UBER and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of UBER.

Roundhill MSTR WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in: (i) listed call options, including FLexible EXchange® Options (“FLEX Options”), that utilize MSTR as the reference asset; (ii) total return swap agreements that utilize MSTR as the reference asset; and (iii) shares of MSTR that, in the aggregate, return approximately 1.2 times (120%) the calendar week total return of common shares of MSTR while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in listed call options (including FLEX Options), total return swap agreements that utilize MSTR as the reference asset, and in shares of MSTR. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of MSTR. If the Fund encounters limitations in implementing its secondary investment objective, whether due to market conditions, derivative availability, counterparty issues, seeking to maintain its status as a regulated investment company or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 1.2 times (120%) the weekly performance of MSTR, and may achieve substantially returns during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraweek and at the close of trading on each calendar week, potentially resulting in significantly lower returns. Nevertheless, it is unlikely that the Fund’s failure to achieve its secondary investment objective would impact its ability to achieve its primary investment objective.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of MSTR is that if MSTR experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by MSTR. Conversely, if MSTR experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by MSTR.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of MSTR over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of MSTR shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of MSTR shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of MSTR shares from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of MSTR shares over a given calendar week, the Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of MSTR shares and the implied volatility of MSTR shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital represents a return of a portion of the Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of MSTR shares. Accordingly, the Fund will not take defensive positions.

In addition to the Fund’s listed call options (including FLEX Options), total return swap agreements and common stock of MSTR, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs and money market funds that will be used to collateralize such agreements. The Fund may also utilize reverse repurchase agreements in helping to manage the Fund’s investment exposure.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which MSTR is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSTR is assigned). As of July 1, 2025, MSTR is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in MSTR.

2.	The Fund’s strategy is subject to all potential losses if MSTR shares decrease in value and may lose all of its value if shares of MSTR decrease by 83.33 percent over the course of any calendar week.

Additional Information About MSTR

MSTR develops enterprise analytics software solutions. It is also an operating company committed to the continued development of the Bitcoin network through its activities in the financial markets, advocacy and technology innovation. A primary source of the MSTR’s value is the amount of bitcoin it holds. As of March 31, 2026, it has been reported that MSTR held approximately 762,099 bitcoin, valued at around $51.5 billion. MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSTR pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding MSTR from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MSTR could affect the value of the Fund’s investments with respect to MSTR and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of MSTR.

Additional Information About the FLEX Options

In implementing its investment strategy, the Fund may invest in FLEX Options that utilize MSTR as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund may be “European” style or “American” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

Roundhill S&P 500® No Dividend Target ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to provide the total return, before fees and expenses, of the S&P 500® Index. The Fund intends to provide exposure to the S&P 500® Index by investing in ETFs that seek to track the performance of the S&P 500® Index (“S&P 500 ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the S&P 500® Index (including S&P 500 ETFs).

The Fund intends to invest substantially all of its assets in shares of S&P 500 ETFs. The Fund’s selection universe of S&P 500 ETFs currently includes the iShares Core S&P 500 ETF (NYSE Arca: IVV) (“IVV”), State Street SPDR® Portfolio S&P 500® ETF (NYSE Arca: SPLG) (“SPLG”), State Street SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (“SPY”) and Vanguard S&P 500 ETF (NYSE Arca: VOO) (“VOO”). This selection universe may change over time. Additional information about each such fund is set forth below. At any point in time, the Fund’s portfolio will be composed of one or more of the S&P 500 ETFs and there may be significant periods of time when the Fund is invested in a single S&P 500 ETF. Investors that do not want exposure to a single S&P 500 ETF should not purchase Fund Shares.

The Adviser seeks to manage the Fund’s portfolio such that the Fund does not pay dividends or otherwise distribute any income to shareholders each year. The strategy has been designed for investors seeking to achieve the total return of the S&P 500® Index, but do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage its portfolio of shares of S&P 500 ETFs such that the Fund is not holding shares of an S&P 500 ETF as of market close on the day prior to its ex-dividend date. A fund’s (such as an S&P 500 ETF) ex-dividend date is the date on which such fund’s shares begin trading without the value of the most recently declared dividend. There is no guarantee that the Fund will be able to successfully provide the total return of the S&P 500® Index and avoid paying dividends and distributions.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of March 31, 2026, the S&P 500® Index was concentrated in the information technology sector.

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

Additional Information About the S&P 500 ETFs

SPLG: SPLG is an ETF that seeks to provide investment results that correspond generally to the total return performance of the S&P 500® Index, which tracks the performance of large capitalization exchange traded U.S. equity securities. In seeking to track the performance of the S&P 500® Index, SPLG employs a sampling strategy, which means that it is not required to purchase all of the securities represented in the S&P 500® Index. SPLG generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500® Index, but may also invest in equity securities that are not included in the S&P 500® Index, as well as in cash and cash equivalents or money market instruments.

IVV: IVV is an ETF seeks to track the investment results of the S&P 500® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. IVV uses an indexing approach to try to achieve its investment objective. IVV generally will invest at least 80% of its assets in the component securities of the S&P 500® Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, shares of money market funds, as well as in securities not included in the S&P 500® Index but which IVV’s adviser believes will help the fund track the index.

SPY: SPY is an ETF that seeks to provide investment results that correspond generally to the price and yield performance of the S&P 500® Index. SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the S&P 500® Index, with the weight of each stock in SPY substantially corresponding to the weight of such stock in the S&P 500® Index.

VOO: VOO is an ETF that seeks to track the performance of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. VOO attempts to replicate the S&P 500® Index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the S&P 500® Index.

Roundhill Humanoid Robotics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Humanoid Robotics Companies (as defined below). Humanoid robotics refers to the field of designing and building robots that resemble and function similarly to humans. Humanoid robots typically have a human-like structure, including a head, torso, arms and legs, and are equipped with advanced sensors, artificial intelligence and actuators to interact with their environment in a human-like manner.

The Fund will generally seek to invest in the equity securities of “Humanoid Robotics Companies.” Humanoid Robotics Companies are issuers that either: (1) manufacture humanoid robotics; or (2) develop, produce or supply critical hardware software or other enabling technology essential to humanoid robots (e.g., precision actuators, AI locomotion stacks, tactile sensors, power systems) (“Critical Technological Input”). A company qualifies as a Humanoid Robotics Company if it meets one of the two criteria below:

●	Commercial Production: has achieved commercial production of a fully-functional humanoid robot or Critical Technologic Input.

●	Prototype stage: has produced a fully-functional prototype of a humanoid robot or Critical Technological input and is actively progressing toward commercial production.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Humanoid Robotics Companies.

In seeking to achieve the Fund’s investment objective, the Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”) constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). The Fund will also only invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1,000,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and American Depositary Receipts (“ADRs”). Such companies may be small-, mid- or large-capitalization issuers.

Some of the ADRs to which the Fund may have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors (such as the Fund) with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively. As of March 31, 2026, the Fund had significant investments in Asian companies. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Top WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its total assets in the shares of the exchange-traded funds (“ETFs”) comprising the Index. The Fund, using a full replication approach, attempts to provide, before fees and expenses, the total return performance of the Index. Solactive AG (“Solactive”) serves as the index provider (the “Index Provider”). Each constituent of the Index is an ETF for which Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser that is part of Roundhill’s “WeeklyPay™” suite of single company ETFs (each, a “WeeklyPay™ Fund, and together, the “WeeklyPay™ Funds”). Roundhill also serves as investment adviser to the Fund. Additional information about the WeeklyPay™ Funds is set forth below.

The Fund will make weekly distribution payments in an amount that should be expected to fluctuate from week to week based upon the amount of distributions made by the WeeklyPay Funds comprising its portfolio.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was concentrated in the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Index

The Index seeks to provide exposure to each WeeklyPay™ Fund whose applicable underlying security (each, an “Applicable Security”) ranks among the top twenty-five (25) constituents on the Solactive GBS United States 500 Index by market capitalization as of the “Selection Date,” which is five business days prior to the close of business on the third Friday of March, June, September and December (the “Rebalance Date”). On each Selection Date, the Index Provider will determine each WeeklyPay™ Fund that is eligible for inclusion in the Index and weight each such WeeklyPay™ Fund based on the modified market capitalization of its Applicable Security.

Each WeeklyPay™ Fund provides exposure to a single company. As of March 31, 2026, the Index was composed of the constituents set forth below. Please note that these are subject to change. For a more up-to-date version of the Fund’s holdings, please visit the Fund’s website.

Roundhill AAPL WeeklyPay™ ETF Roundhill AMZN WeeklyPay™ ETF Roundhill AVGO WeeklyPay™ ETF Roundhill BRKB WeeklyPay™ ETF Roundhill NFLX WeeklyPay™ ETF Roundhill NVDA WeeklyPay™ ETF	Roundhill COST WeeklyPay™ ETF Roundhill GOOGL WeeklyPay™ ETF Roundhill META WeeklyPay™ ETF Roundhill MSFT WeeklyPay™ ETF Roundhill TSLA WeeklyPay™ ETF

Additional Information about the WeeklyPay™ Funds

Each WeeklyPay™ Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of its applicable underlying security (each, an “Applicable Security”) while making weekly distribution payments to shareholders. Each WeeklyPay™ Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize its Applicable Security as the reference asset and in shares of the reference security. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that a WeeklyPay™ Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of the Applicable Security.

The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of a security is that if the security experiences an increase in value over a given calendar week, a WeeklyPay™ Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the security. Conversely, if the security experiences a decrease in value over a given calendar week, a WeeklyPay™ Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the security.

On the close of the last business day every calendar week, each WeeklyPay™ Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of its Applicable Security over the course of a given week. Therefore, each WeeklyPay™ Fund will provide exposure to the weekly total return of its Applicable Security. Accordingly, a WeeklyPay™ Fund is not an appropriate investment for investors seeking exposure to the daily total return of a security.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the WeeklyPay™ Fund will provide exposure to the performance from the close of trading on Thursday until the close of trading on the following Friday.

In addition to providing 1.2 times (120%) exposure to the total return of its Applicable Security over a given calendar week, each WeeklyPay™ Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the applicable security and the implied volatility of the Applicable Security. Accordingly, a WeeklyPay™ Fund’s weekly distribution should be expected to change from week to week. The notional exposure of a WeeklyPay™ Fund’s swaps will be calculated by multiplying the number of shares times the closing price. On a given day, a WeeklyPay™ Fund’s total notional exposure across swaps and shares of the Applicable Security will have a multiplying effect as compared to the performance of the Applicable Security. A WeeklyPay™ Fund will incur transaction costs (i.e. commissions) when adjusting exposure related to its swap positions and its physical share positions.

Each WeeklyPay™ Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of an Applicable Security. Accordingly, the WeeklyPay™ Funds will not take defensive positions.

In addition to the swap agreements and shares of the Applicable Security, each WeeklyPay™ Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs and money market funds that will be used to collateralize such agreements. One or more WeeklyPay™ Funds may also utilize FLexible EXchange® Options (“FLEX Options”) to derive exposure to the Applicable Security.

Roundhill Inverse Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Dow 30 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Dow 30 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Dow 30 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Dow 30 ETF shares and the implied volatility of Dow 30 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Dow 30 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF is that if the Dow 30 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Dow 30 ETF (e.g., if the Dow 30 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Dow 30 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Dow 30 ETF (e.g., if the Dow 30 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Dow 30 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Dow 30 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Dow 30 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Dow 30 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Dow 30 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Dow 30 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Dow 30 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Dow 30 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Dow 30 ETF shares increase in value, and may lose all of its value if Dow 30 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Dow 30 ETF

The Dow 30 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Dow Jones Industrial Average (the “Dow 30 ETF Index”). The Dow 30 ETF Index is composed of 30 “blue chip” U.S. stocks that have been determined to be leaders in their respective industries, as determined by the index provider to the Dow 30 ETF Index (the “Dow 30 ETF Index Provider”).

The Dow 30 ETF (File No. 333-31247 and 811-09170) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Dow 30 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Dow 30 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Dow 30 ETF.

Roundhill Inverse Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Russell 2000 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Russell 2000 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Russell 2000 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Russell 2000 ETF shares and the implied volatility of Russell 2000 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Russell 2000 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF is that if the Russell 2000 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Russell 2000 ETF (e.g., if the Russell 2000 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Russell 2000 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Russell 2000 ETF (e.g., if the Russell 2000 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Russell 2000 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Russell 2000 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Russell 2000 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of the Russell 2000 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Russell 2000 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Russell 2000 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Russell 2000 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Russell 2000 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Russell 2000 ETF shares increase in value, and may lose all of its value if Russell 2000 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Russell 2000 ETF

The Fund seeks to track the investment results of the Russell 2000 Index (the “Russell 2000 ETF Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Russell 2000 ETF Index Provider”). The Underlying Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by the Russell 2000 ETF Index Provider.

The Russell 2000 ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Russell 2000 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Russell 2000 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Russell 2000 ETF.

Roundhill Inverse Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Innovation-100 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Innovation-100 ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of the Innovation-100 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Innovation-100 ETF shares and the implied volatility of Innovation-100 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Innovation-100 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF is that if the Innovation-100 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by the Innovation-100 ETF (e.g., if the Innovation-100 ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if the Innovation-100 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by the Innovation-100 ETF. (e.g., if the Innovation-100 ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Innovation-100 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Innovation-100 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of Innovation-100 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Innovation-100 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Innovation-100 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Innovation-100 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Innovation-100 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Innovation-100 ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if Innovation-100 ETF shares increase in value, and may lose all of its value if Innovation-100 ETF shares increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Innovation-100 ETF

The Innovation-100 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index (the “Innovation-100 ETF Index”). Nasdaq, Inc. serves as the index provider to the Innovation-100 ETF Index (the “Innovation-100 ETF Index Provider”). The Innovation-100 ETF Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 ETF Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Innovation-100 ETF (File No. 333-61001 and 811-08947) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Innovation-100 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Innovation-100 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the Innovation-100 ETF.

Roundhill Inverse S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements that in aggregate return approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of S&P 500® ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize S&P 500® ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately the inverse of 1.2 times (-120%) the calendar week total return of shares of S&P 500® ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of S&P 500® ETF shares and the implied volatility of 500® ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of S&P 500® ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately the inverse of 1.2 times (120%) the calendar week total return of shares of S&P 500® ETF is that if S&P 500® ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the loss experienced by S&P 500® ETF (e.g., if the S&P 500® ETF has a weekly loss of 1%, the Fund is expected to have a gain of 1.2% for that week). Conversely, if S&P 500® ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the gain experienced by S&P 500® ETF (e.g., if the S&P 500® ETF has a weekly gain of 1%, the Fund is expected to have a loss of 1.2% for that week).

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately -1.2 times (-120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of S&P 500® ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of S&P 500® ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the inverse daily total return of S&P 500® ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of S&P 500® ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of S&P 500® ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the S&P 500® ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the S&P 500® ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the S&P 500® ETF.

2.	The Fund is pursuing an inverse investment strategy.

3.	The Fund’s strategy is subject to all potential losses if S&P 500® ETF shares increase in value, and may lose all of its value if S&P 500® shares ETF increase by 83.33 percent over the course of any calendar week.

4.	A significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the S&P 500® ETF

The S&P 500® ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the S&P 500® Index (the “S&P 500® ETF Index”). S&P Dow Jones Indices LLC serves as the index provider to the S&P 500® Index (the “S&P 500® ETF Index Provider”). The S&P 500® ETF is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

The S&P 500® ETF (File No. 033-46080 and 811-06125) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the S&P 500® ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the S&P 500® ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of the S&P 500® ETF.

Roundhill Investment Grade Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Investment Grade Bond ETF as the reference asset and in shares of the Investment Grade Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Investment Grade Bond ETF shares and the implied volatility of Investment Grade Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Investment Grade Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Investment Grade Bond ETF is that if the Investment Grade Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Investment Grade Bond ETF. Conversely, if the Investment Grade Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Investment Grade Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Investment Grade Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Investment Grade Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Investment Grade Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Investment Grade Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Investment Grade Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Investment Grade Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Investment Grade Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Investment Grade Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if Investment Grade Bond ETF shares decrease in value, and may lose all of its value if shares of the Investment Grade Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Investment Grade Bond ETF

The Investment Grade Bond ETF seeks to track the investment results of the Markit iBoxx® USD Liquid Investment Grade Index (the “Investment Grade Bond ETF Index”), which is a rules-based index consisting of U.S. dollar-denominated, investment-grade (as determined by Markit Indices Limited (the “Investment Grade Bond ETF Index Provider”)) corporate bonds for sale in the U.S. The Investment Grade Bond ETF Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Investment Grade Bond ETF Index is a modified market-value weighted index with a cap on each issuer of 3%. The Investment Grade Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”).

The Investment Grade Bond ETF (File Nos. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Investment Grade Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Investment Grade Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Investment Grade Bond ETF.

Roundhill Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Dow 30 ETF as the reference asset and in shares of the Dow 30 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Dow 30 ETF shares and the implied volatility of Dow 30 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Dow 30 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Dow 30 ETF is that if the Dow 30 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Dow 30 ETF. Conversely, if the Dow 30 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Dow 30 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Dow 30 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Dow 30 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Dow 30 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Dow 30 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Dow 30 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Dow 30 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Dow 30 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Dow 30 ETF.

2.	The Fund’s strategy is subject to all potential losses if Dow 30 ETF shares decrease in value, and may lose all of its value if shares of the Dow 30 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Dow 30 ETF

The Dow 30 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Dow Jones Industrial Average (the “Dow 30 ETF Index”). The Dow 30 ETF Index is composed of 30 “blue chip” have been determined to be leaders in their respective industries, as determined by the index provider to the Dow 30 ETF Index (the “Dow 30 ETF Index Provider”).

The Dow 30 ETF (File No. 333-31247 and 811-09170) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Dow 30 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Dow 30 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Dow 30 ETF.

Roundhill Emerging Markets WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Emerging Markets ETF as the reference asset and in shares of the Emerging Markets ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Emerging Markets ETF shares and the implied volatility of Emerging Markets ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Emerging Markets ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Emerging Markets ETF is that if the Emerging Markets ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Emerging Markets ETF. Conversely, if the Emerging Markets ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Emerging Markets ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Emerging Markets ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Emerging Markets ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Emerging Markets ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Emerging Markets ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Emerging Markets ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Emerging Markets ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Emerging Markets ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Emerging Markets ETF.

2.	The Fund’s strategy is subject to all potential losses if Emerging Markets ETF shares decrease in value, and may lose all of its value if shares of the Emerging Markets ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Emerging Markets ETF

The Emerging Markets ETF seeks to track the investment results of the MSCI Emerging Markets Index (the “Emerging Markets ETF Index”), which is designed to measure equity market performance in the global emerging markets or regions. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Emerging Markets ETF Index includes large- and mid- capitalization companies and may change over time.

The Emerging Markets ETF (File No. 033-97598 and 811-09102) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Emerging Markets ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Emerging Markets ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Emerging Markets ETF.

Roundhill Developed Markets WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Developed Markets ETF as the reference asset and in shares of the Developed Markets ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Developed Markets ETF shares and the implied volatility of Developed Markets ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Developed Markets ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Developed Markets ETF is that if the Developed Markets ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Developed Markets ETF. Conversely, if the Developed Markets ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Developed Markets ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Developed Markets ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of the Developed Markets ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of the Developed Markets ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Developed Markets ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Developed Markets ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Developed Markets ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Developed Markets ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Developed Markets ETF.

2.	The Fund’s strategy is subject to all potential losses if Developed Markets ETF shares decrease in value, and may lose all of its value if shares of the Developed Markets ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Developed Markets ETF

The Developed Markets ETF seeks to track the investment results of the MSCI EAFE Index (the “Developed Markets ETF Index”), which has been developed by MSCI Inc. (the “Developed Markets ETF Index Provider”). The Developed Markets ETF Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance of developed markets outside of the U.S. and Canada. The Developed Markets ETF Index includes stocks from Europe, Australasia and the Far East. As of July 31, 2025, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Developed Markets ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Developed Markets ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Developed Markets ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Developed Markets ETF.

Roundhill Ether WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Ether ETF as the reference asset and in shares of the Ether ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Ether ETF shares and the implied volatility of Ether ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Ether ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Ether ETF is that if the Ether ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Ether ETF. Conversely, if the Ether ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Ether ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Ether ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Ether ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Ether ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Ether ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Ether ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Ether ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in instruments or investments that provide exposure to ether.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Ether ETF.

2.	The Fund’s strategy is subject to all potential losses if Ether ETF shares decrease in value, and may lose all of its value if shares of the Ether ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

4.	The Fund will not directly invest in ether.

Additional Information About the Ether ETF

The Ether ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist primarily of ether. The Trust seeks to reflect generally the performance of the price of ether, before payment of  expenses and liabilities. The Ether ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Ether ETF. Moreover, the Ether ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Ether ETF.

The Ether ETF (File No. 333-275583 and 001-42166) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Ether ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Ether ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Ether ETF.

Roundhill Gold WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Gold ETF as the reference asset and in shares of the Gold ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Gold ETF shares and the implied volatility of Gold ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Gold ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Gold ETF is that if the Gold ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Gold ETF. Conversely, if the Gold ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Gold ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Gold ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Gold ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Gold ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Gold ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Gold ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Gold ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in instruments or investments that provide exposure to gold.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Gold ETF.

2.	The Fund’s strategy is subject to all potential losses if Gold ETF shares decrease in value, and may lose all of its value if shares of the Gold ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Gold ETF

The Gold ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist almost exclusively of gold. The Gold ETF aims to closely track gold’s price performance. The Gold ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Gold ETF. Moreover, the Gold ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Gold ETF.

The Gold ETF (File No. 333-267520 and 001-32356) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Gold ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Gold ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Gold ETF.

Roundhill High Yield Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the High Yield Bond ETF as the reference asset and in shares of the High Yield Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of High Yield Bond ETF shares and the implied volatility of High Yield Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of High Yield Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the High Yield Bond ETF is that if the High Yield Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the High Yield Bond ETF. Conversely, if the High Yield Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the High Yield Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the High Yield Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of High Yield Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of High Yield Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of High Yield Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of High Yield Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the High Yield Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the High Yield Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the High Yield Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if High Yield Bond ETF shares decrease in value, and may lose all of its value if shares of the High Yield Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the High Yield Bond ETF

The High Yield Bond ETF seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (the “High Yield Bond ETF Index”), which is a rules-based index consisting of U.S. dollar-denominated, high yield (as determined by Markit Indices Limited (the “High Yield Bond ETF Index Provider”)) corporate bonds for sale in the U.S. The High Yield Bond ETF is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.

The High Yield Bond ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the High Yield Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the High Yield Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the High Yield Bond ETF.

Roundhill Bitcoin WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Bitcoin ETF as the reference asset and in shares of the Bitcoin ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Bitcoin ETF shares and the implied volatility of Bitcoin ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Bitcoin ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Bitcoin ETF is that if the Bitcoin ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Bitcoin ETF. Conversely, if the Bitcoin ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Bitcoin ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Bitcoin ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Bitcoin ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Bitcoin ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Bitcoin ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Bitcoin ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Bitcoin ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

The Fund will be concentrated in investments or instruments that provide exposure to bitcoin.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Bitcoin ETF.

2.	The Fund’s strategy is subject to all potential losses if Bitcoin ETF shares decrease in value, and may lose all of its value if shares of the Bitcoin ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

4.	The Fund will not directly invest in bitcoin.

Additional Information About the Bitcoin ETF

The Bitcoin ETF is organized as a Delaware statutory trust, issuing shares that represent fractional, undivided beneficial interests in its net assets, which consist primarily of bitcoin. The Trust seeks to reflect generally the performance of the price of bitcoin, before payment of expenses and liabilities. The Bitcoin ETF is not registered as an investment company under the 1940 Act and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. Additionally, its sponsor is not registered with the SEC as an investment adviser and, therefore, is not subject to SEC regulation in that capacity regarding its activities related to managing the Bitcoin ETF. Moreover, the Bitcoin ETF is not classified as a commodity pool under the Commodity Exchange Act of 1936, as amended (the “CEA”), and consequently, its sponsor is not regulated by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator or commodity trading advisor with respect to its operation of the Bitcoin ETF.

The Bitcoin ETF (File No. 333-272680 and 001-41914) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is subject to the informational requirements of the Exchange Act. Information provided to or filed with the SEC by the Bitcoin ETF pursuant to the Exchange Act, including financial reports, proxy and information statements, and other information regarding the Bitcoin ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Bitcoin ETF.

Roundhill Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Russell 2000 ETF as the reference asset and in shares of the Russell 2000 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Russell 2000 ETF shares and the implied volatility of Russell 2000 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Russell 2000 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Russell 2000 ETF is that if the Russell 2000 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Russell 2000 ETF. Conversely, if the Russell 2000 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Russell 2000 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Russell 2000 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Russell 2000 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Russell 2000 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Russell 2000 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Russell 2000 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Russell 2000 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Russell 2000 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Russell 2000 ETF.

2.	The Fund’s strategy is subject to all potential losses if Russell 2000 ETF shares decrease in value, and may lose all of its value if shares of the Russell 2000 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Russell 2000 ETF

The Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index (the “Russell 2000 ETF Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Russell 2000 ETF Index Provider”). The Russell 2000 ETF Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by the Russell 2000 ETF Index Provider.

The Russell 2000 ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Russell 2000 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Russell 2000 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Russell 2000 ETF.

Roundhill Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Innovation-100 ETF as the reference asset and in shares of the Innovation-100 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Innovation-100 ETF shares and the implied volatility of Innovation-100 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Innovation-100 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Innovation-100 ETF is that if the Innovation-100 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Innovation-100 ETF. Conversely, if the Innovation-100 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Innovation-100 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Innovation-100 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Innovation-100 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Innovation-100 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Innovation-100 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Innovation-100 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Innovation-100 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Innovation-100 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Innovation-100 ETF.

2.	The Fund’s strategy is subject to all potential losses if Innovation-100 ETF shares decrease in value, and may lose all of its value if shares of the Innovation-100 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Innovation-100 ETF

The Innovation-100 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the Nasdaq-100 Index (the “Innovation-100 ETF Index”). Nasdaq, Inc. serves as the index provider to the Innovation-100 ETF Index (the “Innovation-100 ETF Index Provider”). The Innovation-100 ETF Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 ETF Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Innovation-100 ETF (File No. 333-61001 and 811-08947) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Innovation-100 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Innovation-100 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Innovation-100 ETF.

Roundhill Semiconductor WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Semiconductor ETF as the reference asset and in shares of the Semiconductor ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Semiconductor ETF shares and the implied volatility of Semiconductor ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Semiconductor ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Semiconductor ETF is that if the Semiconductor ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Semiconductor ETF. Conversely, if the Semiconductor ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Semiconductor ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Semiconductor ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Semiconductor ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Semiconductor ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Semiconductor ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Semiconductor ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Semiconductor ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Semiconductor ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Semiconductor ETF.

2.	The Fund’s strategy is subject to all potential losses if Semiconductor ETF shares decrease in value, and may lose all of its value if shares of the Semiconductor ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Semiconductor ETF

The Semiconductor ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Semiconductor 25 Index (the “Semiconductor ETF Index”). The Semiconductor ETF Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the semiconductor industry, as determined by the index provider of the Semiconductor ETF Index (the “Semiconductor ETF Index Provider”). Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange.

The Semiconductor ETF (File No. 333-123257 and 811-10325) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Semiconductor ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Semiconductor ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Semiconductor ETF.

Roundhill S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the S&P 500 ETF as the reference asset and in shares of the S&P 500 ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of S&P 500 ETF shares and the implied volatility of S&P 500 ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of S&P 500 ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the S&P 500 ETF is that if the S&P 500 ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the S&P 500 ETF. Conversely, if the S&P 500 ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the S&P 500 ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the S&P 500 ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of S&P 500 ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of S&P 500 ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of S&P 500 ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of S&P 500 ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the S&P 500 ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the S&P 500 ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the S&P 500 ETF.

2.	The Fund’s strategy is subject to all potential losses if S&P 500 ETF shares decrease in value, and may lose all of its value if shares of the S&P 500 ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the S&P 500 ETF

The S&P 500 ETF is a unit investment trust designed to seek to track the investment results, before fees and expenses, of the S&P 500® Index (the “S&P 500 ETF Index”). S&P Dow Jones Indices LLC serves as the index provider to the S&P 500 ETF Index (the “S&P 500 ETF Index Provider”). The S&P 500 ETF Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

The S&P 500 ETF (File No. 033-46080 and 811-06125) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the S&P 500 ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the S&P 500 ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the S&P 500 ETF.

Roundhill Treasury Bond WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Treasury Bond ETF as the reference asset and in shares of the Treasury Bond ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Treasury Bond ETF shares and the implied volatility of Treasury Bond ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Treasury Bond ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Treasury Bond ETF is that if the Treasury Bond ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Treasury Bond ETF. Conversely, if the Treasury Bond ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Treasury Bond ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Treasury Bond ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Treasury Bond ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Treasury Bond ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of Treasury Bond ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Treasury Bond ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Treasury Bond ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Treasury Bond ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Treasury Bond ETF.

2.	The Fund’s strategy is subject to all potential losses if the Treasury Bond ETF shares decrease in value, and may lose all of its value if shares of the Treasury Bond ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Treasury Bond ETF

The Treasury Bond ETF seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index (the “Treasury Bond ETF Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than or equal to twenty years. ICE Data Indices, LLC serves as the index provider to the Treasury Bond ETF Index (the “Treasury Bond ETF Index Provider”). The Treasury Bond ETF Index consists of publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System.

The Treasury Bond ETF (File No. 333-92935 and 811-09729) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Treasury Bond ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Treasury Bond ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Treasury Bond ETF.

Roundhill Gold Miners WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize the Gold Miners ETF as the reference asset and in shares of the Gold Miners ETF. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of Gold Miners ETF shares and the implied volatility of Gold Miners ETF shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of Gold Miners ETF shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of shares of the Gold Miners ETF is that if the Gold Miners ETF experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by the Gold Miners ETF. Conversely, if the Gold Miners ETF experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by the Gold Miners ETF.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Gold Miners ETF over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of Gold Miners ETF shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of Gold Miners ETF shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of the Gold Miners ETF shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of Gold Miners ETF shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of the Gold Miners ETF, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in an industry or group of industries to approximately the same extent as the Gold Miners ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in the Gold Miners ETF.

2.	The Fund’s strategy is subject to all potential losses if Gold Miners ETF shares decrease in value, and may lose all of its value if shares of the Gold Miners ETF decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About the Gold Miners ETF

The Gold Miners ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the NYSE Arca Gold Miners Index (the “Gold Miners ETF Index”). The Gold Miners ETF Index is a modified market-capitalization weighted, float adjusted index primarily comprised of publicly traded companies primarily involved in the gold and silver mining industry. The weight of companies with less than 50% exposure to gold-related activities will not exceed 20% of the Gold Miners Index at rebalance.

The Gold Miners ETF (File No. 333-123257 and 811-10325) is registered under the 1940 Act and is subject to the informational requirements of the 1940 Act. Information provided to or filed with the SEC by the underlying issuer of the Gold Miners ETF pursuant to the 1940 Act, including financial reports, proxy and information statements, and other information regarding the Gold Miners ETF, can be located through the SEC’s website at www.sec.gov. Neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of the Gold Miners ETF.

Roundhill Meme Stock Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives through a covered call strategy, pursuant to which the Fund purchases shares of the Roundhill Meme Stock ETF (the “Meme Stock ETF”) and simultaneously sells out-of-the-money call options that utilize the Meme Stock ETF as the reference asset (“Meme Stock ETF Call Options”), providing for distributions on a weekly basis.

The Meme Stock ETF is an actively managed ETF that seeks to achieve its investment objectives by investing in the equity securities of meme stocks. Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Meme Stock ETF’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. At each rebalance, which may occur as frequently as weekly, the Adviser of the Meme Stock ETF will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio.

The Fund will achieve its long exposure to the Meme Stock ETF by holding shares of the Meme Stock ETF. The Fund will also seek to generate income through the sale of Meme Stock ETF Call Options, representing an equivalent notional value to the shares of the Meme Stock ETF held by the Fund. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to “Meme Stocks.” Such instruments include shares of the Meme Stock ETF and derivative instruments that utilize the Meme Stock ETF as the reference asset, such as Meme Stock ETF Call Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. As described below, the Fund’s sale of Meme Stock ETF Call Options to generate income will limit the degree to which the Fund will participate in gains experienced by the Meme Stock ETF if the value of the Meme Stock ETF appreciates in value beyond the strike price of one or more of the Meme Stock ETF Call Options that the Fund has sold to generate income. If the Meme Stock ETF decreases in value, the Fund may experience potential losses. These potential losses may not be offset by income received by the Fund.

The options contracts that the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The Fund intends to invest predominately in “European” style FLEX Options. Such FLEX Options may be cash or physically settled. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, shares of the Meme Stock ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying.

As the primary means by which the Fund intends to generate income, the Fund will sell Meme Stock ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Meme Stock ETF beyond a certain point. If the value of the Meme Stock ETF increases, the Fund’s Meme Stock ETF shares will cause the Fund to experience similar percentage gains. However, if the value of the Meme Stock ETF appreciates in value beyond the strike price of one or more of the Meme Stock ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposures. As a result, the Fund’s overall strategy (i.e., the combination of the Fund’s Meme Stock ETF shares and the sold Meme Stock ETF Call Options) will limit the Fund’s participation in gains of the Meme Stock ETF beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Meme Stock ETF into current income. It is expected that the Meme Stock ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when Fund Shares on which the distribution was received are sold. The Fund expects that distributions will be comprised primarily of amounts attributable to the option premium. The Fund is not targeting a specific rate of distribution.

You can find the Roundhill Meme Stock ETF’s prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its 1933 Act file number: 333-273052.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Daily 2X Long Meme Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Meme Stock ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Meme Stock ETF is an actively managed ETF that seeks, as its investment objective, capital appreciation. Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser to Meme Stock ETF, as well as serving as investment adviser to the Fund. The Meme Stock ETF offers exposure to equity securities commonly referred to as “Meme Stocks.” Meme stocks are characterized by elevated trading volumes relative to comparable public companies during periods of intense online attention and extreme price volatility, with trading activity sometimes driven more by social media momentum than by fundamental or traditional technical analysis. For purposes of the Meme Stock ETF’s strategy, “social media momentum” is defined as short-term increases in online engagement related to an issuer as measured by the volume, velocity, and engagement (e.g., likes, comments, shares) of posts and discussions about the issuer or its ticker across widely used platforms and forums. Social media momentum is not a measure of company fundamentals and may subside quickly. At each rebalance, which may occur as frequently as weekly, the Adviser of the Meme Stock ETF will review the eligible universe of Meme Stocks and select a minimum of 13 and maximum of 25 securities for the portfolio. Once selected, the securities comprising the Meme Stock ETF’s portfolio will be approximately weighted based on implied volatility. Implied volatility is a measure derived from an option’s market prices, indicating the market's expectation of future price swings in an underlying asset over a period of time.

In seeking to achieve its investment objective, the Fund will invest directly in shares of the Meme Stock ETF and in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Meme Stock ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Meme Stock ETF; (2) a basket of or the individual securities comprising the Meme Stock ETF; or (3) an index of securities that is substantially similar to the holdings of the Meme Stock ETF.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide exposure to “Meme Stocks.” Such instruments include shares of the Meme Stocks ETF and derivative instruments that utilize the Meme Stocks ETF as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Meme Stock ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Meme Stock ETF is consistent with the Fund’s investment objective. The impact of the Meme Stock ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Meme Stock ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Meme Stock ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Meme Stock ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Meme Stock ETF or an index of securities that is substantially similar to the holdings of Meme Stock ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Meme Stock ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Meme Stock ETF.

You can find the Roundhill Meme Stock ETF’s prospectus and other information, including its most recent reports to shareholders, through the SEC’s website at www.sec.gov by reference to its 1933 Act file number: 333-273052.

The Fund will not concentrate (i.e., invest more than 25% of its total assets) its investments in securities of issuers in any industry or group of industries.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the Meme Stock ETF over the same period. The Fund will lose money if the Meme Stock ETF’s performance is flat over time, and as a result of daily rebalancing, the Meme Stock ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Meme Stock ETF’s performance increases over a period longer than a single day.

Roundhill APP WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of APP while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize APP as the reference asset and in shares of APP. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of APP.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of APP shares and the implied volatility of APP shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of APP shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of APP is that if APP experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by APP. Conversely, if APP experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by APP.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of APP over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of APP shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of APP shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of APP shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of APP shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of APP, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which APP is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which APP is assigned). As of March 31, 2026, APP is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in APP.

2.	The Fund’s strategy is subject to all potential losses if APP shares decrease in value, and may lose all of its value if shares of APP decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About APP

AppLovin Corporation is a mobile application software provider focused on helping developers automate, optimize, market and monetize their mobile applications. APP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AppLovin Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40325 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AppLovin Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AppLovin Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding AppLovin Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning AppLovin Corporation could affect the value of the Fund’s investments with respect to APP and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of APP.

Roundhill ORCL WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ORCL while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize ORCL as the reference asset and in shares of ORCL. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of ORCL.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of ORCL shares and the implied volatility of ORCL shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of ORCL shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of ORCL is that if ORCL experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by ORCL. Conversely, if ORCL experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by ORCL.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of ORCL over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of ORCL shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of ORCL shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of ORCL shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of ORCL shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of ORCL, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which ORCL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which ORCL is assigned). As of March 31, 2026, ORCL is assigned to the “software & services” industry group of the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in ORCL.

2.	The Fund’s strategy is subject to all potential losses if ORCL shares decrease in value, and may lose all of its value if shares of ORCL decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About ORCL

Oracle Corporation provides enterprise software and cloud computing products and services that address information technology needs. ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Oracle Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35992 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Oracle Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Oracle Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Oracle Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ORCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Oracle Corporation could affect the value of the Fund’s investments with respect to ORCL and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of ORCL.

Roundhill UNH WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of UNH while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize UNH as the reference asset and in shares of UNH. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of UNH.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of UNH shares and the implied volatility of UNH shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of UNH shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of UNH is that if UNH experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by UNH. Conversely, if UNH experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by UNH.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of UNH over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of UNH shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of UNH shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of UNH shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of UNH shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of UNH, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which UNH is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which UNH is assigned). As of March 31, 2026, UNH is assigned to the “health care equipment & services” industry group of the health care sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in UNH.

2.	The Fund’s strategy is subject to all potential losses if UNH shares decrease in value, and may lose all of its value if shares of UNH decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About UNH

UnitedHealth Group Incorporated is a diversified health care and insurance company that provides a broad range of health benefits and services to individuals and organizations globally. UNH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by UnitedHealth Group Incorporated pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10864 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Oracle Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding UnitedHealth Group Incorporated from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding UnitedHealth Group Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UNH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning UnitedHealth Group Incorporated could affect the value of the Fund’s investments with respect to UNH and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of UNH.

Roundhill WMT WeeklyPay™ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of WMT while making weekly distribution payments to shareholders. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in swaps that utilize WMT as the reference asset and in shares of WMT. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. There is no guarantee that the Fund will successfully provide returns that correspond to approximately 1.2 times (120%) the calendar week total return of common shares of WMT.

The Fund will make weekly distribution payments to shareholders. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of WMT shares and the implied volatility of WMT shares. Accordingly, the Fund’s weekly distribution should be expected to change from week to week. The Adviser intends for all or a significant portion of the Fund’s weekly distributions to be characterized as return of capital, though it can make no assurances this will be the case. Return of capital is neither income nor profit. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss.

In addition to making weekly distribution payments to shareholders, the Fund seeks to provide 1.2 times (120%) exposure to the total return of WMT shares over a given calendar week. The implication of an investment strategy that seeks to provide a weekly return that is approximately 1.2 times (120%) the calendar week total return of common shares of WMT is that if WMT experiences an increase in value over a given calendar week, the Fund could be expected to experience a gain approximately 20% larger than the gain experienced by WMT. Conversely, if WMT experiences a decrease in value over a given calendar week, the Fund could be expected to experience a loss approximately 20% larger than the loss experienced by WMT.

On the close of the last business day every calendar week, the Fund’s exposure will be reset to approximately 1.2 times (120%). The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of WMT over the course of a given week. Therefore, the Fund will provide exposure to the weekly total return of WMT shares. Accordingly, the Fund is not an appropriate investment for investors seeking exposure to the daily total return of WMT shares.

A “calendar week” is measured from the close of trading on the final day of the week that the New York Stock Exchange (“NYSE”) is open for trading on one week to the close of trading on the final day of the subsequent week that the NYSE is open for trading. For example, if Thursday is the last day of the week that the NYSE is open for trading in a given week, and Friday is the last day of the subsequent week that the NYSE is open for trading, the Fund will provide exposure to the performance of WMT shares from the close of trading on Thursday until the close of trading on the following Friday.

The Fund seeks to achieve its investment objectives without regard to overall market movement or the increase or decrease in the value of WMT shares. Accordingly, the Fund will not take defensive positions.

In addition to the swap agreements and shares of WMT, the Fund will also invest significantly in short-term U.S. Treasury securities, short-term U.S. Treasury ETFs, and money market funds that will be used to collateralize such agreements.

As a result of its investment strategies, the Fund will be concentrated in the industry or group of industries to which WMT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which WMT is assigned). As of March 31, 2026, WMT is assigned to the “consumer staples distribution & retail” industry group of the consumer staples sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

It is critical that investors understand the following:

1.	An investment in the Fund is not an investment in WMT.

2.	The Fund’s strategy is subject to all potential losses if WMT shares decrease in value, and may lose all of its value if shares of WMT decrease by 83.33 percent over the course of any calendar week.

3.	All or a significant portion of the Fund’s weekly distributions may be characterized as a return of capital.

Additional Information About WMT

Walmart Inc. operates a global chain of retail stores, including supermarkets, discount department stores, and e-commerce platforms, offering a wide range of consumer goods and services. WMT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Walmart Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06991 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Walmart Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Walmart Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser, the Sub-Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WMT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Walmart Inc. could affect the value of the Fund’s investments with respect to WMT and therefore the value of the Fund. Lastly, neither the Fund, the Trust, the Adviser nor the Sub-Adviser, nor any of their respective affiliates, make any representations investors as to the performance of WMT.